Basis of Presentation (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Live Programming - U.S.	Dec. 31, 2012 Live Programming - U.S.	Mar. 31, 2013 Live Programming - Japan	Dec. 31, 2012 Live Programming - Japan	Mar. 31, 2013 Distribution - Germany	Mar. 31, 2013 Live Programming - Germany	Dec. 31, 2012 Live Programming - Germany	Mar. 31, 2013 Distribution - U.K.	Dec. 31, 2012 Distribution - U.K.	Mar. 31, 2013 Live Programming - U.K.	Dec. 31, 2012 Live Programming - U.K.	Mar. 31, 2013 Live Programming - Italy	Dec. 31, 2012 Live Programming - Italy	Mar. 31, 2013 Recorded Programming - Italy	Dec. 31, 2012 Recorded Programming - Italy	Mar. 31, 2013 Live Programming - CNRS	Mar. 31, 2013 Recorded Programming - CNRS	Mar. 31, 2013 CNR Home Shopping Co., Ltd.	Jul. 04, 2012 CNR Home Shopping Co., Ltd.	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Live Programming - CNRS	Dec. 31, 2012 CNR Home Shopping Co., Ltd. Recorded Programming - CNRS	Mar. 31, 2013 QVC-Japan	Dec. 31, 2012 QVC-Japan	Mar. 31, 2013 HSN, Inc.	Dec. 31, 2012 HSN, Inc.
General business information
Hours of distribution per day						24 hours	24 hours	24 hours	24 hours	24 hours	23 hours	24 hours	24 hours	24 hours	17 hours	17 hours	17 hours	17 hours	7 hours	7 hours	12 hours	12 hours			12 hours	12 hours
Days per year of programming						364 days	364 days
Equity method investment, ownership percentage																							49.00%	49.00%
Investment owned, percent of net assets																											60.00%	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners																											40.00%	40.00%
Dividend paid to noncontrolling interest	$ 25	$ 29	$ 29	$ 50	$ 63
Parent ownership in equity investment																													37.00%	37.00%